Schedule H, Line 4i - Schedule of Assets Held at End of Year - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Loar Group Inc. 401(k) Plan

Form 5500, Schedule H, Line 4i – Schedule of Assets Held at End of Year

December 31, 2025

EIN: 45-4104058

Plan: 001

(a)	(b)	(c)	(d)	(e)
	Identity of Issue Borrower,	Description of Investment Including Maturity Date,		Current
*	Lessor or Similar Party	Rate of Interest, Collateral, Par, or Maturity Value	Cost	Value
	Mutual Funds
*	Fidelity Investments	Fidelity 500 Index Adv	N/A	$11,224,116
*	Fidelity Investments	Fidelity Freedom 2035 K	N/A	10,356,089
*	Fidelity Investments	Fidelity Freedom 2030 K	N/A	8,989,731
*	Fidelity Investments	Fidelity Freedom 2025 K	N/A	7,765,077
*	Fidelity Investments	Fidelity Blue Chip Growth	N/A	6,670,967
*	Fidelity Investments	Fidelity Freedom 2040 K	N/A	6,002,413
*	Fidelity Investments	Fidelity Freedom 2045 K	N/A	5,938,460
*	Fidelity Investments	Fidelity Freedom 2050 K	N/A	4,021,404
*	Fidelity Investments	Fidelity Freedom 2055 K	N/A	2,356,891
*	Fidelity Investments	Fidelity Freedom 2020 K	N/A	2,225,098
*	Fidelity Investments	Government Money Market Fund	N/A	1,673,686
*	Fidelity Investments	Fidelity Freedom 2060 K	N/A	1,617,414
*	Fidelity Investments	Fidelity Large Cap Stock	N/A	1,445,409
*	Fidelity Investments	Fidelity Balanced	N/A	1,178,125
*	Fidelity Investments	Fidelity Freedom Income K	N/A	1,156,481
	American Beacon	ABF Large Cap Value Inv	N/A	1,129,698
*	Fidelity Investments	Fidelity Global XUS Index Adv	N/A	1,018,128
	Janus	Janus Enterprise A	N/A	923,894
*	Fidelity Investments	Fidelity Freedom 2015 K	N/A	902,086
*	Fidelity Investments	Fidelity Freedom 2065 K	N/A	884,675
	MFS	MFS Mid Cap Value R3	N/A	854,024
*	Fidelity Investments	Fidelity Total Bond	N/A	791,946
	Principal	Principal Small Cap R5	N/A	738,576
*	Fidelity Investments	Fidelity Extend Market Index Adv	N/A	723,900
	Franklin	Franklin Small Cap Growth A	N/A	628,477
*	Fidelity Investments	Fidelity US Bond Index Adv	N/A	548,069
*	Fidelity Investments	Fidelity Intl Discovery	N/A	534,575
	GQG Partners Inc	GQG Partners Emerging Markets Equity R6	N/A	454,113
*	Fidelity Investments	Fidelity Freedom 2010 K	N/A	422,208
*	Fidelity Investments	Fidelity Inflation Protection Bond	N/A	301,267
	Nomura	Nomura Small Cap Value A	N/A	269,779
*	Fidelity Investments	Fidelity Real Estate Invs	N/A	209,318
	Invesco	Invesco Oppenheimer MS Mid Cap	N/A	184,767
*	Fidelity Investments	Fidelity New Markets Inc	N/A	151,416
	Eaton Vance	Eaton Vance Income Fund of Boston I	N/A	130,681
	Franklin Templeton Investments	BrandywineGLOBAL Global Opportunities Bond	N/A	89,590
*	Fidelity Investments	Fidelity Freedom 2070 K	N/A	79,658

*	Loar Holdings	Loar Holdings Stock	N/A	36,894

**	Self-directed brokerage account	Various	N/A	866,251

	Collective Investment Trusts Putnam Fiduciary Trust Company	Putnam Stable Value	N/A	4,247,857

*	Notes receivable from participants	Maturing January 2026 to February 2051 at interest rates of 4.25% to 9.50%	—	1,269,683

		Total		$91,012,891

*A party-in-interest as defined by ERISA.

**Includes investments which are party-in-interest as defined by ERISA.

N/A - Not applicable for participant-directed plan.

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Loar Group Inc. 401(k) Plan

Form 5500, Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

December 31, 2025

EIN: 45-4104058

Plan: 001

		Total that Constitutes Nonexempt Prohibited Transactions
	Participant	Late Participant			Contributions	Total Fully
	Contributions	Loan Repayments		Contributions	Pending	Corrected Under
	Transferred Late	are Included	Contributions	Corrected	Correction	VFCP and
	to Plan	(Yes/No)	Not Corrected	Outside VFCP	in VFCP	PTE-2002-51
(a)	$259,592	Yes	$19,461	$240,131	$—	$—
(b)	$321,918	Yes	$321,918	$—	$—	$—

(a) Amount represents late contributions during the 2024 plan year. The contributions were remitted during 2024 and lost earnings are in the process of being fully corrected.

(b) Amount represents late contributions during the 2025 plan year. The contributions were remitted during 2025. Lost earnings were not funded during 2025.